Stock Option Plans and Warrants to Purchase Common Stock (Details 3) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of options/warrants activity
Beginning Balance	7,269,500	8,156,526	2,843,338
Granted		1,169,318	5,421,581
Exercised		(586,081)	(107,143)
Expired/Cancelled		(1,470,263)	(1,250)
Ending Balance		7,269,500	8,156,526
Beginning Balance, weighted average options/warrants exercise price	$ 1.15	$ 2.17	$ 3.13
Granted, weighted average options/warrants exercise price		1.48	1.65
Exercised, weighted average options/warrants exercise price		1.65	1.65
Expired, weighted average warrant exercise price		3.49	15.00
Ending Balance, weighted average options/warrants exercise price	$ 0.81	$ 1.15	$ 2.17